Property and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Beginning balance	R$ 73,885	R$ 26,087
Ending balance	59,031	73,885
Cost
Property and equipment
Beginning balance	99,925	40,445
Additions	14,322	60,078
Disposals	(3,405)	(1,136)
Business combination		538
Ending balance	110,842	99,925
Depreciation
Property and equipment
Beginning balance	(26,040)	(14,358)
Depreciation charge for the year	(28,746)	(11,926)
Disposals	2,975	244
Ending balance	(51,811)	(26,040)
Machinery and equipment
Property and equipment
Beginning balance	1,775	1,738
Ending balance	1,610	1,775
Machinery and equipment | Cost
Property and equipment
Beginning balance	2,387	1,991
Additions	251	453
Disposals	(39)	(67)
Business combination		10
Ending balance	2,599	2,387
Machinery and equipment | Depreciation
Property and equipment
Beginning balance	(612)	(253)
Depreciation charge for the year	(398)	(391)
Disposals	21	32
Ending balance	(989)	(612)
Vehicles
Property and equipment
Beginning balance	109	181
Ending balance	50	109
Vehicles | Cost
Property and equipment
Beginning balance	307	307
Disposals	(11)
Ending balance	296	307
Vehicles | Depreciation
Property and equipment
Beginning balance	(198)	(126)
Depreciation charge for the year	(64)	(72)
Disposals	16
Ending balance	(246)	(198)
Furniture and fixtures
Property and equipment
Beginning balance	3,373	3,223
Ending balance	3,289	3,373
Furniture and fixtures | Cost
Property and equipment
Beginning balance	4,531	3,929
Additions	657	759
Disposals	(281)	(222)
Business combination		65
Ending balance	4,907	4,531
Furniture and fixtures | Depreciation
Property and equipment
Beginning balance	(1,158)	(706)
Depreciation charge for the year	(616)	(478)
Disposals	156	26
Ending balance	(1,618)	(1,158)
IT equipment
Property and equipment
Beginning balance	61,161	9,234
Ending balance	46,586	61,161
IT equipment | Cost
Property and equipment
Beginning balance	69,166	12,895
Additions	8,206	56,290
Disposals	(3,015)	(432)
Business combination		413
Ending balance	74,357	69,166
IT equipment | Depreciation
Property and equipment
Beginning balance	(8,005)	(3,661)
Depreciation charge for the year	(22,327)	(4,529)
Disposals	2,561	185
Ending balance	(27,771)	(8,005)
Facilities
Property and equipment
Beginning balance	185	88
Ending balance	141	185
Facilities | Cost
Property and equipment
Beginning balance	235	123
Additions		112
Disposals	(59)
Ending balance	176	235
Facilities | Depreciation
Property and equipment
Beginning balance	(50)	(35)
Depreciation charge for the year	(17)	(16)
Disposals	32	1
Ending balance	(35)	(50)
Leasehold improvements
Property and equipment
Beginning balance	6,874	9,862
Ending balance	6,739	6,874
Leasehold improvements | Cost
Property and equipment
Beginning balance	15,909	14,478
Additions	3,794	1,381
Business combination		50
Ending balance	19,703	15,909
Leasehold improvements | Depreciation
Property and equipment
Beginning balance	(9,035)	(4,616)
Depreciation charge for the year	(3,929)	(4,419)
Ending balance	(12,964)	(9,035)
Others
Property and equipment
Beginning balance	408	1,761
Ending balance	616	408
Others | Cost
Property and equipment
Beginning balance	7,390	6,722
Additions	1,414	1,083
Disposals		(415)
Ending balance	8,804	7,390
Others | Depreciation
Property and equipment
Beginning balance	(6,982)	(4,961)
Depreciation charge for the year	(1,395)	(2,021)
Disposals	189
Ending balance	R$ (8,188)	R$ (6,982)